Total Equity - Income tax (expense) recovery included in other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax on items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation losses on foreign subsidiaries	$ 15.5	$ 8.5
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	(6.3)	18.1
Income tax on items that may be reclassified to net earnings	9.2	26.6
Net unrealized foreign currency translation losses on associates reclassified to net earnings	(0.1)
Income tax on items that may be subsequently reclassified to net earnings	9.1	26.6
Income tax on items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	15.1	(32.2)
Share of net gains (losses) on defined benefit plans of associates	0.5	(10.2)
Other	(7.1)
Income tax on items that will not be subsequently reclassified to net earnings	8.5	(42.4)
Total income tax expense (recovery) included in other comprehensive income (loss)	$ 17.6	$ (15.8)